Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO Named Executive Officers and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(4)	Value of Initial Fixed $100 Investment Based On:	Net Income (millions)
					Total Shareholder Return(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2023	$1,445,784	$899,760	$662,895	$500,855	$2.85	($27.7)
2022	$1,514,025	$932,517	$781,617	$511,319	$16.71	($35.5)
2021	$1,179,782	$823,089	$650,525	$434,840	$47.63	($36.3)

(1) The following table lists the PEO and non-PEO Named Executive Officers for each of fiscal years 2023, 2022 and 2021.

Year	PEO	Non-PEO NEOs
2023	James E. Brown, D.V.M.	Timothy M. Papp and Norman L. Sussman
2022	James E. Brown, D.V.M.	Norman L. Sussman and Judy R. Joice
2021	James E. Brown, D.V.M.	Norman L. Sussman, Judy R. Joice and Michael H. Arenberg

(2) The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our Named Executive Officers during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation– Summary Compensation Table for Fiscal 2023” for additional information).

(3) The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Brown in accordance with the Pay Versus Performance Rules:

		Equity Award Adjustments							Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$1,445,784	($812,320)	$62,591	($131,837)	$23,728	$311,814	$0	$0	$899,760
2022	$1,514,025	($628,164)	$172,578	($136,153)	$64,541	($54,310)	$0	$0	$932,517
2021	$1,179,782	($320,104)	$167,031	($183,102)	$39,363	($59,881)	$0	$0	$823,089

(4) The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO Named Executive Officers in accordance with the Pay Versus Performance Rules.

		Equity Award Adjustments							Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$662,895	($213,234)	$16,430	($81,177)	$102,575	$13,366	$0	$0	$500,855
2022	$781,617	($261,736)	$71,908	($84,042)	$26,890	($23,317)	$0	$0	$511,319
2021	$650,525	($150,607)	$78,585	($129,404)	$18,525	($32,783)	$0	$0	$434,840

(5) Assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in a share of our common stock, and assumes reinvestment of dividends.

Narrative Disclosure to Pay Versus Performance Table Relationship Between Financial Performance Measures

In accordance with the Pay Versus Performance Rules, the graphs below illustrate the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining Named Executive Officers, with (i) our cumulative TSR and (ii) our net income, in each case, for the fiscal years ended December 31, 2023, 2022 and 2021.

Named Executive Officers, Footnote

(1) The following table lists the PEO and non-PEO Named Executive Officers for each of fiscal years 2023, 2022 and 2021.

Year	PEO	Non-PEO NEOs
2023	James E. Brown, D.V.M.	Timothy M. Papp and Norman L. Sussman
2022	James E. Brown, D.V.M.	Norman L. Sussman and Judy R. Joice
2021	James E. Brown, D.V.M.	Norman L. Sussman, Judy R. Joice and Michael H. Arenberg

PEO Total Compensation Amount	$ 1,445,784	$ 1,514,025	$ 1,179,782
PEO Actually Paid Compensation Amount	$ 899,760	932,517	823,089
Adjustment To PEO Compensation, Footnote

(3) The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Brown in accordance with the Pay Versus Performance Rules:

		Equity Award Adjustments							Compensation Actually Paid to PEO
Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$1,445,784	($812,320)	$62,591	($131,837)	$23,728	$311,814	$0	$0	$899,760
2022	$1,514,025	($628,164)	$172,578	($136,153)	$64,541	($54,310)	$0	$0	$932,517
2021	$1,179,782	($320,104)	$167,031	($183,102)	$39,363	($59,881)	$0	$0	$823,089

Non-PEO NEO Average Total Compensation Amount	$ 662,895	781,617	650,525
Non-PEO NEO Average Compensation Actually Paid Amount	$ 500,855	511,319	434,840
Adjustment to Non-PEO NEO Compensation Footnote

(4) The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO Named Executive Officers in accordance with the Pay Versus Performance Rules.

		Equity Award Adjustments							Average Compensation Actually Paid to Non-PEO NEOs
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value
2023	$662,895	($213,234)	$16,430	($81,177)	$102,575	$13,366	$0	$0	$500,855
2022	$781,617	($261,736)	$71,908	($84,042)	$26,890	($23,317)	$0	$0	$511,319
2021	$650,525	($150,607)	$78,585	($129,404)	$18,525	($32,783)	$0	$0	$434,840

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2.85	16.71	47.63
Net Income (Loss)	$ (27,700,000)	$ (35,500,000)	$ (36,300,000)
PEO Name	James E. Brown, D.V.M.	James E. Brown, D.V.M.	James E. Brown, D.V.M.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (812,320)	$ (628,164)	$ (320,104)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,591	172,578	167,031
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,837)	(136,153)	(183,102)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,728	64,541	39,363
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	311,814	(54,310)	(59,881)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(213,234)	(261,736)	(150,607)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,430	71,908	78,585
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,177)	(84,042)	(129,404)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,575	26,890	18,525
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,366	(23,317)	(32,783)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0